Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020
Shares		Value
	COMMON STOCKS - 98.0%
	AEROSPACE & DEFENSE - 0.9%
1,087	Airbus SE	$68,911

	APPAREL & TEXTILE PRODUCTS - 1.9%
147	Kering	74,096
192	LVMH Moet Hennessy Louis Vuitton SE	74,119
		148,215
	BANKING - 3.0%
1	Banco de Credito e Inversiones SA	37
15,736	China Merchants Bank Co. Ltd.	75,408
120,914	CTBC Financial Holding Co. Ltd.	81,324
92,111	E.Sun Financial Holding Co. Ltd.	84,564
		241,333
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.3%
523	Argenx SE*	78,766
566	CSL Ltd.	114,666
1,067	Daiichi Sankyo Co. Ltd.	73,658
351	Genmab A/S*	84,392
1,269	Novo Nordisk A/S	80,921
50,489	Sino Biopharmaceutical Ltd.	73,854
		506,257
	CHEMICALS - 4.8%
116	EMD-Chemie Holding AG	75,178
22	Givaudan SA	73,694
643	Koninklijke DSM NV	78,703
195	Lonza Group AG	85,140
1,514	Novozymes A/S	74,159
		386,874
	COMMERCIAL SERVICES - 1.7%
30	SGS SA	67,917
1,481	Sohgo Security Services Co. Ltd.	71,602
		139,519
	CONSTRUCTION MATERIALS - 3.0%
10,088	Anhui Conch Cement Co. Ltd.	79,378
66,511	China National Building Material Company Ltd.	83,650
459	Sika AG	75,949
		238,977
	CONSUMER PRODUCTS - 8.8%
641	Carlsberg A/S	80,809
15,540	China Resources Beer Holdings Co. Ltd.	74,068
989	CHR. Hansen Holding A/S	85,211
63,608	Lien Hwa Industrial Corp.	92,193
271	L'Oreal SA	78,748
687	Nestle SA	72,533
1,426	Unilever NV	71,191
31,194	Uni-President Enterprises Corp.	72,906
20,155	Vitasoy International Holdings Ltd.	72,536
		700,195
Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	CONTAINERS & PACKAGING - 1.4%
15,837	Brambles Ltd.	$114,883

	ELECTRICAL EQUIPMENT - 3.9%
220	Keyence Corp.	79,762
1,192	Legrand SA	80,320
316	Schindler Holding AG	70,230
3,310	Voltronic Power Technology Corp.	79,031
		309,343
	ENGINEERING & CONSTRUCTION SERVICES - 0.9%
66,511	Shenzhen Expressway Co. Ltd.	75,757

	HARDWARE - 5.0%
8,345	Advantech Co. Ltd.	79,699
566	Largan Precision Co. Ltd.	78,229
1,583	Logitech International SA	76,284
26,898	Micro-Star International Co. Ltd.	84,123
1,221	Sony Corp.	79,151
		397,486
	HEALTHCARE FACILITIES & SERVICES - 0.9%
671	Orpea	74,597

	HOME & OFFICE PRODUCTS - 2.0%
163	Geberit AG	73,144
11,751	Techtronic Industries Co. Ltd.	89,508
		162,652
	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
993	Euronext NV	83,313
112,741	Moscow Exchange Micex-RTS PJSC	183,301
		266,614
	INSURANCE - 2.8%
8,111	AIA Group Ltd.	75,279
7,036	Ping An Insurance Group Co. of China Ltd	72,335
2,959	TRYG A/S	78,334
		225,948
	MACHINERY - 2.1%
1,214	Daifuku Co. Ltd.	85,486
98,195	Zoomlion Heavy Industry Science and Technology Co. Ltd.	79,039
		164,525
	MEDIA - 1.2%
2,573	M3, Inc.	93,599

	MEDICAL EQUIPMENT & DEVICES - 5.0%
2,599	Asahi Intecc Co. Ltd.	69,584
632	BioMerieux	78,430
483	Coloplast A/S	76,379
387	Sartorius Stedim Biotech	92,830
55,798	Shandong Weigao Group Medical Polymer Co. Ltd.	85,075
		402,298
Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	METALS & MINING - 3.4%
43,737	Evolution Mining Ltd.	$146,323
14,553	Northern Star Resources Ltd.	121,861
		268,184
	OIL, GAS & COAL - 2.8%
1,500	Rubis SCA	67,295
20,498	Tatneft PJSC	152,456
		219,751
	REAL ESTATE - 1.9%
111,346	China Jinmao Holdings Group Ltd.	77,703
7,825	Link REIT	70,252
		147,955
	RECREATION FACILITIES & SERVICES - 0.8%
506	Oriental Land Co. Ltd.	64,732

	RETAIL - CONSUMER STAPLES - 6.9%
10,247	Coles Group Ltd. *	104,052
2,987	Koninklijke Ahold Delhaize NV	72,500
953	Takeaway.com NV *	97,096
5,146	Wesfarmers Ltd.	126,981
4,957	X5 Retail Group NV * - ADR	146,331
		546,960
	SEMICONDUCTORS - 5.5%
816	ASM International NV	89,779
280	ASML Holding NV	83,004
11,589	Realtek Semiconductor Corp.	100,354
7,658	Taiwan Semiconductor Manufacturing Co., Ltd.	78,417
419	Tokyo Electron Ltd.	89,885
		441,439
	SOFTWARE - 5.0%
511	Dassault Systemes SE	74,748
50,746	Kingdee International Software Group Co. Ltd.	73,838
553	OBIC Co. Ltd.	83,880
932	SimCorp A/S	86,212
1,433	Tencent Holdings Ltd.	77,081
		395,759
	TECHNOLOGY SERVICES - 2.1%
385	Teleperformance	86,236
1,064	Wolters Kluwer NV	78,222
		164,458
	TELECOMMUNICATIONS - 2.1%
39,401	Mobile TeleSystems PJSC	170,288

	TRANSPORTATION & LOGISTICS - 2.2%
940	DSV A/S	96,972
524	Kuehne + Nagel International AG	74,950
		171,922

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	TRANSPORTATION EQUIPMENT - 2.0%
42,855	Sinotruk Hong Kong Ltd.	$86,347
42,855	Weichai Power Co. Ltd.	74,960
		161,307
	UTILITIES - 4.4%
17,428	APA Group	124,598
38,431	Guangdong Investment Ltd.	79,913
41,708	Hong Kong & China Gas Co. Ltd.	74,568
742	Orsted A/S	74,999
		354,078

	TOTAL COMMON STOCKS (Cost $7,432,712)	7,824,816

	PREFERRED STOCKS - 2.1%
	INTEGRATED OILS - 1.9%
22,199	Tatneft PJSC	154,330

	POWER GENERATION - 0.2%
2,406	Centrais Eletricas Brasileiras SA - Preferred B	12,272

	TOTAL PREFERRED STOCKS (Cost $178,376)	166,602

	TOTAL INVESTMENTS - 100.1% (Cost $7,611,088)	$7,991,418
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(6,341)
	NET ASSETS - 100.0%	$7,985,077

* Non-Income producing security
ADR - American Depositary Receipt
AG - Aktiengesellschaft
A/S - Anonim Sirketi
NV - Naamloze Vennootschap
PJSC - Private Joint Stock Company
SA - Société Anonyme
SCA - Société en Commandite par Actions
SE - Societas Europaea

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,824,816	$ -	$ -	$ 7,824,816
Preferred Stocks	166,602	-	-	166,602
Total	$ 7,991,418	$ -	$ -	$ 7,991,418

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
$7,612,621	$667,584	$(288,787)	$378,797	*

* Excludes Foreign Currency Unrealized